Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
LEASES
9.	LEASES

Operating leases as lessee

As of June 30, 2026 and December 31, 2025, the Company had operating leases recorded on its consolidated balance sheets for certain office spaces and warehouses that expire on various dates through 2044. The Company terminated leases for certain facilities with lower usage, the termination of the leases reduced operating ROU assets of approximately $1.3 million and operating lease liabilities of approximately $0.4 million, respectively, during the six months ended June 30, 2026. The Company does not plan to cancel the remaining existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, the Company considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. The Company’s lease arrangements may contain both lease and non-lease components. The Company has separately accounted for lease and non-lease components based on their nature. Payments under the Company’s lease arrangement are fixed.

The following table shows ROU assets and lease liabilities, and the associated financial statement line items:

	As of June 30, 2026	As of December 31, 2025

Assets
Operating lease right-of-use assets, net	$8,943	$5,720

Liabilities
Operating lease liabilities, current	$3,017	$2,669
Operating lease liabilities, non-current	$5,599	$2,156

Weighted average remaining lease term (in years)	5.42	2.58
Weighted average discount rate per annum (%)	5.82	5.84

Information related to operating lease activities during the six months ended June 30, 2026 and 2025 is set forth follows:

	For the Six Months Ended June 30,
	2026	2025
Operating lease right-of-use assets obtained in exchange for lease liabilities	$4,957	$233

Operating lease expense
Amortization of operating lease right-of-use assets	1,954	2,121
Interest of operating lease liabilities	234	245
Total	$2,188	$2,366

Maturities of lease liabilities were as follows:

Twelve months ending June 30,	Lease Liabilities
2027	$3,106
2028	2,036
2029	1,007
2030	928
2031	635
Thereafter	2,428
Total lease payments	10,140
Less: imputed interest	(1,524)
Total	$8,616